Convertible Note Payable	6 Months Ended
Aug. 31, 2022
Convertible Note Payable
Convertible Note Payable

Note 9 – Convertible Note Payable

A Note Payable having a Face Value of $730,000 on May 1, 2022 and accruing interest at 20% is due on April 30, 2023. The note is convertible anytime from the date of issuance into $0.0001 par value Common Stock at $4.00 per share.

A secured, two-year, interest-free convertible promissory note with a principal amount of $4,800,000 was issued on August 9, 2022 representing a funded amount of $4,000,000 and a coupon of 20%. The principal amount is payable commencing 180 days after the issuance in 18 consecutive monthly payments, at the option of the Company, to be made in either cash, shares of common stock of the Company, or a combination of cash and shares of the common stock of the Company. The note shall be available to be converted by the holder any time after the earlier of 6 months from the date of issuance or the date of effectiveness of the registration statement covering the applicable conversion shares into $0.0001 par value Common stock at $2.00 per share subject to adjustment as provided therein.